GOLDMAN SACHS VIT BUFFERED S&P 500 FUND – MAR/SEP

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Distribution Rate		Value

Investment Companies(a) – 45.2%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund
501,921	4.560%		$ 501,921
Goldman Sachs Financial Square Government Fund – Institutional Shares
294,509	4.726		294,509
Goldman Sachs Financial Square Treasury Obligations Fund
501,922	4.690		501,922
Goldman Sachs Financial Square Treasury Solutions Fund
501,926	4.670		501,926
Goldman Sachs Variable Insurance Trust
501,877	4.735		501,877

TOTAL INVESTMENT COMPANIES (Cost $2,302,155)			$2,302,155

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 39.0%
FHLB
500,000	0.000%	05/31/23	$ 495,756
United States Treasury Bill
1,500,000	0.000	06/01/23	1,488,770

TOTAL SHORT-TERM INVESTMENTS (Cost $1,983,978)			$1,984,526

TOTAL INVESTMENTS – 84.2% (Cost $4,286,133)			$4,286,681

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.8%			805,158

NET ASSETS – 100.0%			$5,091,839

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUND – MAR/SEP

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	Citibank NA	$3,970.150	08/31/2023	13	$1,300	$419,536	$330,317	$89,219

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	Citibank NA	$4,188.510	08/31/2023	(13)	$(1,300)	$(233,645)	$(175,487)	$(58,158)

Puts
S&P 500 Index	Citibank NA	3,771.640	08/31/2023	(13)	(1,300)	(108,087)	(154,830)	46,743

Total written option contracts				(26)	$(2,600)	$(341,732)	$(330,317)	$(11,415)

TOTAL				(13)	$(1,300)	$77,804	$—	$77,804

GOLDMAN SACHS VIT BUFFERED S&P 500 FUND – JAN/JUL

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Distribution Rate		Value

Investment Companies(a) – 43.4%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund
505,456	4.560%		$ 505,456
Goldman Sachs Financial Square Government Fund – Institutional Shares
271,178	4.726		271,178
Goldman Sachs Financial Square Treasury Obligations Fund
505,538	4.690		505,538
Goldman Sachs Financial Square Treasury Solutions Fund
505,543	4.670		505,543
Goldman Sachs Variable Insurance Trust
505,460	4.735		505,460

TOTAL INVESTMENT COMPANIES (Cost $2,293,175)			$2,293,175

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 37.6%
FHLB
500,000	0.000%	08/09/23	$ 490,976
United States Treasury Bill
1,500,000	0.000	04/25/23	1,495,803

TOTAL SHORT-TERM INVESTMENTS (Cost $1,986,798)			$1,986,779

TOTAL INVESTMENTS – 81.0% (Cost $ 4,279,973)			$4,279,954

OTHER ASSETS IN EXCESS OF LIABILITIES – 19%			1,004,667

NET ASSETS – 100.0%			$5,284,621

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUND – JAN/JUL

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
S&P 500 Index	Citibank NA	$3,839.500	06/30/2023	13	$1,300	$472,020	$364,390	$107,630

Written option contracts
Calls
S&P 500 Index	Citibank NA	4,144.740	06/30/2023	(13)	(1,300)	(184,238)	(164,684)	(19,554)

Puts
S&P 500 Index	Citibank NA	3,647.530	06/30/2023	(13)	(1,300)	(44,599)	(199,628)	155,029

Total written option contracts				(26)	$(2600)	$(228,837)	$(364,312)	$135,475

TOTAL				(13)	$(1,300)	$243,183	$78	$243,105

GOLDMAN SACHS VIT FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs VIT Government Money Market Fund and Goldman Sachs Financial Square Treasury Solutions Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ shareholder report.

GOLDMAN SACHS VIT FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

GOLDMAN SACHS VIT BUFFERED S&P 500 – MAR/SEP

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Companies	$2,302,155	$—	$—
Short-term Investments	1,488,770	495,756	—

Total	$3,790,925	$495,756	$—

Derivative Type

Assets
Purchased option contracts	$—	$419,536	$—

Liabilities
Written option contracts	$—	$(341,732)	$—

GOLDMAN SACHS VIT FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

GOLDMAN SACHS VIT BUFFERED S&P 500 – Jan/Jul

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Companies	$2,293,175	$—	$—
Short-term investments	1,495,803	490,976	—

Total	$3,788,978	$490,976	$—

Derivative Type

Assets
Purchased option contracts	$—	$472,020	$—

Liabilities
Written option contracts	$—	$(228,837)	$—

For further information regarding security characteristics, see the Schedule of Investments.

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — The Funds seek to provide a downside Buffer against losses of the Underlying Index over a specified Outcome Period and will implement the Buffer by primarily investing in S&P 500 Options. There can be no guarantee that the Funds will be successful in their strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. A shareholder may lose their entire investment. The Funds’ strategy seeks to deliver returns that match the Underlying Index (up to the Cap before Fund fees and expenses), while limiting downside losses, if shares are bought on the day on which the Funds enter into the S&P Options and held until those S&P Options expire at the end of the Outcome Period. In the event an investor sells shares prior to the expiration of the S&P Options, the Buffer that the Funds seek to provide may not be fully available. The Funds do not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved.

Capped Upside Return Risk — The Funds’ strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Funds will not participate in those gains beyond the Cap. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Funds’ returns during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer.

Derivatives Risk — The Funds’ use of derivatives, including FLEX Options, and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

FLEX Options Risk — The Funds utilize FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

GOLDMAN SACHS VIT FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. The Funds may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Funds to sell their investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Funds will indirectly bear their proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Funds.

Large Shareholder Transactions Risk — The Funds may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Funds to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratio. Similarly, large Fund share purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash or otherwise maintains a larger cash position than they ordinarily would.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Funds and their investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that it is permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.